Right of Use Assets (Details) - Schedule of weighted average remaining lease terms and discount rates for all of operating leases	Jun. 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 6 months
Weighted average discount rate	4.75%